Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Goodwill [Line Items]
Beginning Balance		$ 138,312	$ 142,690
Goodwill related to current year acquisitions		3,360	(2,983)
Goodwill reduction related to prior acquisition	(1,826)	(1,826)
Foreign currency effects on Goodwill		(688)	(1,395)
Ending Balance	$ 139,158	$ 139,158	$ 138,312